Employee Benefit Plans (Notes)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Compensation and Employee Benefit Plans [Text Block]

The Company has various defined contribution savings plans under which eligible employees can participate by contributing a portion of their salary for investment, at the direction of each employee, in one or more investment funds.  Several of the plans were adopted in connection with certain of the Company’s acquisitions.  The plans are primarily tax-deferred arrangements pursuant to Internal Revenue Code (“IRC”) Section 401(k) and are subject to the provisions of the Employee Retirement Income Security Act (“ERISA”).  The Company matches employee contributions in varying degrees in cash, in accordance with the applicable plan provisions, based on the contribution levels of the employees, as specified in the respective plan documents.  Expense relating primarily to the Company’s matching contributions for these defined contribution plans for the years ended December 31, 2013, 2012 and 2011 was $11.3 million, $8.1 million and $5.7 million, respectively.

Effective January 1, 2013, the Company has a nonqualified Deferred Compensation Plan (“Deferred Plan”) for highly compensated employees of the Company that allows them to annually defer up to 50% of their base salary and up to 100% of their annual bonus. The Company makes a matching contribution on behalf of the participants equal to 50% of the participant’s contribution for the year up to a maximum of 6% of the participant’s eligible compensation. The Deferred Plan also permits the Company to make discretionary contributions on behalf of the participants. Employee contributions vest immediately, Company contributions vest ratably based on the participant’s years of service with the amount becoming fully vested upon the participant completing five years of service. Expense related to the Company’s matching contributions for the Deferred Plan for the year ended December 31, 2013 was not significant.

The Company has a non-contributory, defined benefit pension plan covering certain corporate headquarters employees and the employees of several companies sold by the Company in 1992, for which benefits ceased accruing upon the sale (the “Qualified Plan”).  Benefits accruing under this plan to corporate headquarters employees were fully vested and frozen as of January 1, 1994.

The Qualified Plan is funded with an irrevocable trust, which consists of assets held in the Vanguard Intermediate Term Treasury Fund Admiral Shares fund (“Vanguard Fund”), a mutual fund holding U.S. Treasury obligations.  In addition, the Company had established rabbi trusts, which were also held in the Vanguard Fund, to provide for retirement obligations under the excess benefit plan (“EBP”) which were paid out in 2011.  The Company’s investment strategy generally targets investing in intermediate U.S. government and agency securities funds, seeking a moderate and sustainable level of current income by investing primarily in intermediate-term U.S. Treasury obligations with a low credit default risk. The Company’s general approach is to fund its pension obligations in accordance with the funding provisions of ERISA.

The Qualified Plan is immaterial to the Company’s financial position overall and the amounts recorded in net periodic pension cost were $0.4 million, $0.3 million and $0.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. The estimated amount of net loss in accumulated other comprehensive income expected to be recognized as a component of net periodic pension cost during 2014 is not significant. The projected and accumulated benefit obligation was $6.3 million and $7.2 million as of December 31, 2013 and 2012, respectively based on a discount rate of 4.7% for 2013 and 3.8% for 2012 . In addition the expected long term rate of return on assets was 4.0%, 6.0% and 6.0% for the years ended December 31, 2013, 2012, and 2011, respectively. The fair value of plan assets was $4.4 million as of December 31, 2013 and $4.5 million as of December 31, 2012. No significant funding is anticipated to be necessary in 2014 relating to the Qualified Plan and contributions to the plan were $0.2 million, for each of the years ended December 31, 2013, and 2012. Projected benefit payments for each of the next five fiscal years and in the aggregate for the years thereafter as of December 31, 2013 are estimated at approximately $0.4 million per year through 2022. The Qualified Plan has a projected benefit obligation in excess of plan assets of $1.9 million and $2.6 million as of December 31, 2013 and 2012, respectively, which are recorded in the Consolidated Balance Sheet as a noncurrent liability.

The Company also had an EBP that provided retirement payments to certain headquarters employees in amounts generally consistent with what they would have received under the Qualified Plan.  The retirement benefits provided by the EBP are generally comparable to those that would have been earned in the Qualified Plan, if payments under the Qualified Plan were not limited by the IRC.  On September 30, 2010, the Company terminated the defined benefit portion of its Excess Benefit Plan, which was not a qualified plan under the IRC.  As a result of the termination, each active participant’s terminated plan liability was determined, based primarily on the participant’s compensation and duration of employment, as of September 30, 2010.  Partial payments were made to non-active participants through September 30, 2010, with the final payments made in September 2011.

Approximately $75 million of payments were made during 2011 to former plan participants, primarily to three former executives (Joel F. Gemunder, Cheryl D. Hodges and Patrick E. Keefe) using funds obtained upon the liquidation of rabbi trust assets.  In addition, under the terms of the related separation agreements, Mr. Gemunder and Ms. Hodges earned interest on their unpaid benefit plan amounts at a rate of 8.75% per annum until the final payments were made in February 2011.